UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 4/30/12

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large Cap Fund

Toews Hedged Small & Mid Cap Fund

Annual Report

April 30, 2012

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above-inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence, risk abatement strategies are ideal for investment in financial markets.  The objective of our strategy is to provide investors with access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund.  At every point during a rising market, our system maintains an exit point at some percentage below the market.   As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower.  The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited.   During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each  exit  out  of  the  market  creates  a  possible  market  under-performance  event.    If  the  system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under - performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months ending April 30, 2012, the markets were generally rising, with the S&P 500 higher by 4.8%. Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our funds generally under -performed their benchmarks (see table below).

Our Outlook

Over the past few months we have considered two divergent views on the economy . The optimistic view was represented in a May 2012 WSJ poll, where the consensus of economists predicted slow but steady

US GDP growth of 2.5% in 2012, with average monthly employment gains of 185,000. The opposing view, presented by the Economic Cycle Research Institute (ECRI), an astute and highly reliable forecasting firm, was that a recession for the US economy was imminent, likely beginning in May or June of this year. If the ECRI is correct, it would mean a recession that market participants haven’t anticipated. This outcome would likely produce a dramatic sell-off of stocks.

Data over the past few months clearly favor the ECRI position. Even though employment growth is a lagging indicator, it is now clearly trending lower. GDP growth has slowed from 3% in the 4th quarter of

2011 to 1.9% in the 1st quarter of this year. This lagging data does not yet reflect the impact of a worsening situation in Europe and signs of a slowdown in China. Finally, stresses from sovereign EU debt have returned in full force. Rates on the Spanish 10-year are back near 2011 highs, while the Italian 10 - year is again flirting with the 6% rate. These along with a confluence of deteriorating economic data suggest that a largely unanticipated economic slowdown is playing out, and the risks of a more significant decline in risk assets are high.

While data could improve over coming months and stocks could turn higher, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.   You cannot invest directly in an index.

0945-NLD-6/26/2012

Toews Hedged Emerging Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2012*

Non-Annualized Total Returns as of April 30, 2012
	1 Year	Since Inception*
Toews Hedged Emerging Markets Fund	-31.65%	-3.99%
S&P 500 Total Return Index	4.76%	19.23%
MSCI Emerging Markets Index	-12.61%	15.93%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.15%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2012
Percent of
Net Assets
Bonds & Notes	22.5%
Cash and Other Assets in Excess of Other Liabilities	77.5%
100.0%

Toews Hedged Growth Allocation Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2012*

Non-Annualized Total Returns as of April 30, 2012
	1 Year	Since Inception*
Toews Hedged Growth Allocation Fund	-12.75%	-2.75%
S&P 500 Total Return Index	4.76%	15.61%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.93%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2012
Percent of
Net Assets
Bonds & Notes	27.7%
Mutual Funds - Debt Funds	22.2%
Exchange Traded Funds - Debt Funds	0.4%
Cash and Other Assets in Excess of Other Liabilities	49.7%
100.0%

Toews Hedged High Yield Bond Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2012*

Non-Annualized Total Returns as of April 30, 2012
	1 Year	Since Inception*
Toews Hedged High Yield Bond Fund	4.41%	8.88%
BofA Merrill Lynch High Yield Cash Pay Index	5.21%	11.80%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.36%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2012
Percent of
Net Assets
Mutual Funds - Debt Funds	92.3%
Exchange Traded Funds - Debt Funds	7.2%
Cash and Other Assets in Excess of Other Liabilities	0.5%
100.0%

Toews Hedged International Developed Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2012*

Non-Annualized Total Returns as of April 30, 2012
	1 Year	Since Inception*
Toews Hedged International Developed Markets Fund	-25.88%	-10.74%
The MSCI EAFE Index	-12.82%	9.50%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.10%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2012
Percent of
Net Assets
Bonds & Notes	28.8%
Cash and Other Assets in Excess of Other Liabilities	71.2%
100.0%

Toews Hedged Large Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2012*

Non-Annualized Total Returns as of April 30, 2012
	1 Year	Since Inception*
Toews Hedged Large Cap Fund	-7.67%	3.77%
S&P 500 Total Return Index	4.76%	17.75%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.11%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2012
Percent of
Net Assets
Bonds & Notes	30.1%
Cash and Other Assets in Excess of Other Liabilities	69.9%
100.0%

Toews Hedged Small & Mid Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2012*

Non-Annualized Total Returns as of April 30, 2012
	1 Year	Since Inception*
Toews Hedged Small & Mid Cap Fund	-13.30%	2.66%
S&P Midcap 400 Total Return Index	-0.94%	18.55%
Russell 2000 Total Return Index	-4.25%	15.75%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.97%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2012
Percent of
Net Assets
Bonds & Notes	30.1%
Cash and Other Assets in Excess of Other Liabilities	69.9%
100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments
April 30, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 22.5% (b)
	BUILDING MATERIALS - 0.8%
70,000	Schulte Corp., 0.35%, 9/1/24	$ 70,000

	COMMERCIAL SERVICES- 5.2%
101,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
285,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	285,000
		451,200
	DIVERSIFIED FINANCIAL SERVICES - 6.5%
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
259,370	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	259,370
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		566,970
	FOREST PRODUCTS & PAPER - 1.4%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 3.1%
91,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	91,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.3%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 2.4%
207,000	O.E. Meyer Co., 0.40%, 12/1/13	207,000

	REAL ESTATE - 2.8%
245,000	Consolidated Equities LLC, 0.47%, 12/1/25	245,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,957,170)	1,957,170

See accompanying notes to financial statements.
Toews Hedged Emerging Markets Fund
Portfolio of Investments
April 30, 2012 (Continued)

	TOTAL INVESTMENTS - 22.5%
	(Cost - $1,957,170)(a)	$ 1,957,170
	OTHER ASSETS IN EXCESS OF LIABILITIES - 77.5%	6,749,581
	NET ASSETS - 100.0%	$ 8,706,751

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
April 30, 2012

Shares		Market Value
	MUTUAL FUNDS - 22.2%
	DEBT FUNDS - 22.2%
1	American Century High-Yield Fund	$ 9
1	Fifth Third High Yield Bond Fund	10
1	Forward High Yield Bond Fund	11
1	Hartford High Yield Fund	10
1	Hartford High Yield Fund Class I	8
1	MFS High Yield Opportunities Fund	7
247,177	PIMCO High Yield Fund	2,306,163
2	Pioneer High Yield Fund	16
441	Principal High Yield Fund - Institutional Class	3,372
60,247	Principal High Yield Fund I - Institutional Class	648,253
1	Prudential High Yield Fund, Inc.	6
105,883	RidgeWorth SEIX High Yield Bond Fund	1,028,124
87,623	SEI Institutional Managed Trust - High Yield Bond Fund	651,919
1	Touchstone High Yield Fund	10
	TOTAL MUTUAL FUNDS (Cost - $4,467,880)	4,637,918

	EXCHANGE TRADED FUNDS - 0.4%
	DEBT FUNDS - 0.4%
500	iShares iBoxx $ High Yield Corporate Bond Fund	45,600
1,100	SPDR Barclays Capital High Yield Bond ETF	43,703
	TOTAL EXCHANGE TRADED FUNDS (Cost - $88,124)	89,303

Principal	VARIABLE RATE BONDS & NOTES - 27.7% (b)
	BUILDING MATERIALS - 0.3%
70,000	Schulte Corp., 0.35%, 9/1/24	70,000

	COMMERCIAL SERVICES - 2.2%
101,000	Allen Temple African Methodist Episcopal Church., 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/21	65,200
285,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	285,000
		451,200
	DIVERSIFIED FINANCIAL SERVICES - 10.1%
638,250	Board of Church Extension of Disciples of Christ, Inc., 0.40% , 8/1/56	638,250
710,000	Fornell Association LLC, 0.40%, 7/1/23	710,000
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
259,380	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	259,380
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
47,000	North Fountain View Development Co. LLC, 0.40%, 12/1/35	47,000
185,000	RDV Finance LLC, 0.35%, 3/1/40	185,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		2,100,230
	FOREST PRODUCTS & PAPER - 0.6%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE- SERVICES - 1.3%
91,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	91,000
53,000	MHRC LLC, 0.35%, 4/1/34	53,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		264,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investment LLC, 0.40%, 6/1/22	28,000

See accompanying notes to financial statements.
Toews Hedged Growth Allocation Fund
Portfolio of Investments
April 30, 2012 (Continued)

Principal		Market Value
	MACHINERY- DIVERSIFIED - 1.0%
207,000	O.E. Meyer Co., 0.40%, 12/1/13	$ 207,000

	MUNICIPAL - 10.0%
250,000	Bonita Community Health Center, Inc., 0.35%, 12/1/31	250,000
940,000	City of Oak Forest IL, 0.36%, 7/1/24	940,000
585,000	County of Boyd KY, 0.40%, 10/1/15	585,000
315,000	County of Franklin OH, 0.40%, 4/1/22	315,000
		2,090,000
	STORAGE/WAREHOUSING - 2.1%
444,000	Security Self Storage, Inc., 0.40%, 5/1/35	444,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $5,774,430)	5,774,430

	TOTAL INVESTMENTS - 50.3% (Cost - $10,330,434)(a)	$ 10,501,651
	OTHER ASSETS IN EXCESS OF LIABILITIES - 49.7%	10,385,230
	NET ASSETS - 100.0%	$ 20,886,881

Number of Contracts		Unrealized Appreciation/(Depreciation)
	FUTURES CONTRACTS
29	MSCI EAFE Index E-mini maturing June 2012	$ 591
5	NASDAQ 100 maturing June 2012	11,465
40	Russell Mini maturing June 2012	(48,800)
10	S&P 500 maturing June 2012	7,375
33	S&P Midcap 400 E-Mini maturing June 2012	33,000
	TOTAL FUTURES CONTRACTS	$ 3,631
	(Underlying Face Amount at Value $13,553,475)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $10,334,172 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 174,382
Unrealized depreciation:		(6,903)
Net unrealized appreciation:		$ 167,479

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
April 30, 2012

Shares		Market Value

	MUTUAL FUNDS - 92.3%
	DEBT FUNDS - 92.3%
1	American Century High-Yield Fund - Investor Class	$ 6
1	Fifth Third High Yield Bond Fund - Institutional Class	11
1	Forward High Yield Bond Fund - Institutional Class	10
1	Hartford High Yield Fund - Institutional Class	8
1	Hartford High Yield Fund - Class R5	7
1	MFS High Yield Opportunities Fund - Class R4	6
1,605,125	PIMCO High Yield Fund - Institutional Class	14,975,812
1	Pioneer Global High Yield Fund - Class Z	12
939,821	Principal High Yield Fund - Institutional Class	7,180,233
444,797	Principal High Yield Fund I - Institutional Class	4,786,015
856,990	Prudential High Yield Fund, Inc. - Class Z	4,764,863
733,231	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	7,119,674
646,122	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	4,807,145
1	Touchstone High Yield Fund - Class Y	9
	TOTAL MUTUAL FUNDS (Cost - $42,222,617)	43,633,811

	EXCHANGE TRADED FUNDS - 7.2%
	DEBT FUNDS - 7.2%
18,450	iShares iBoxx $ High Yield Corporate Bond Fund	1,682,640
43,650	SPDR Barclays Capital High Yield Bond ETF	1,734,215
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,386,329)	3,416,855

	TOTAL INVESTMENTS - 99.5% (Cost - $45,608,946)(a)	$ 47,050,666
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	230,983
	NET ASSETS - 100.0%	$ 47,281,649

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $45,632,673 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,468,778
Unrealized depreciation:		(50,785)
Net unrealized appreciation:		$ 1,417,993

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
April 30, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 28.8% (b)
	BUILDING MATERIALS - 0.2%
70,000	Schulte Corp., 0.35%, 9/1/24	$ 70,000

	COMMERCIAL SERVICES- 2.3%
101,000	Allen Temple African Methodist Episcopal Church, 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
290,000	Science & Tech Campus Corp., 0.40%, 11/1/20	290,000
285,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	285,000
		741,200
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
185,000	AmeriPlex PRF LLC, 0.35%, 2/1/26	185,000
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
259,370	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	259,370
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.35%, 3/1/40	183,000
11,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	11,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
140,000	Tile Shop of Michigan LLC, 0.38%, 4/1/28	140,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		1,069,970
	FOREST PRODUCTS & PAPER - 0.4%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 1.3%
252,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	252,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		430,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.6%
202,000	O.E. Meyer Co., 0.40%, 12/1/13	202,000

	MUNICIPAL - 19.1%
250,000	Bonita Community Health, 0.35%, 12/1/31	250,000
549,000	City of Bellevue OH, 0.40%, 8/1/33	549,000
940,000	City of Oak Forest IL, 0.36%, 7/1/24	940,000
895,000	County of Hamilton, 0.40%, 11/1/23	895,000
140,000	County of Washington OH, 0.40%, 6/1/27	140,000
252,000	Jackson County Economic Development Corp., 0.36%, 12/1/14	252,000
222,000	Michigan Strategic Fund, 0.36%, 5/1/43	222,000
429,000	Michigan Strategic Fund, 0.40%, 3/1/37	429,000
2,140,000	South Carolina Jobs-Economic Development Authority, 0.25%, 2/1/28	2,140,000
280,000	Will-Kankakee Regional Development Authority, 0.40%, 8/1/36	280,000
		6,097,000
	STORAGE/WAREHOUSING - 1.4%
444,000	Security Self Storage, Inc., 0.40%, 5/1/35	444,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $9,202,170)	9,202,170

See accompanying notes to financial statements.
Toews Hedged International Developed Markets Fund
Portfolio of Investments
April 30, 2012 (Continued)

	TOTAL INVESTMENTS - 28.8%
	(Cost - $9,202,170)(a)	$ 9,202,170
	OTHER ASSETS IN EXCESS OF LIABILITIES - 71.2%	22,723,747
	NET ASSETS - 100.0%	$ 31,925,917

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
146	MSCI EAFE Index E-mini maturing June 2012	$ 2,974
	(Underlying Face Amount at Value $10,998,180)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments
April 30, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 30.1% (b)
	BUILDING MATERIALS - 0.2%
70,000	Schulte Corp., 0.35%, 9/1/24	$ 70,000

	COMMERCIAL SERVICES- 1.4%
101,000	Allen Temple African Methodist Episcopal Church, 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
285,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	285,000
		451,200
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
259,400	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	259,400
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
139,000	Main Street Properties, 0.40%, 2/1/24	139,000
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
178,000	RDV Finance LLC, 0.35%, 3/1/40	178,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		884,000
	FOREST PRODUCTS & PAPER - 0.4%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.8%
91,000	Kingston Care Center of Fort Wayne, LLC, 0.35%, 7/1/27	91,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.6%
207,000	O.E. Meyer Co., 0.40%, 12/1/13	207,000

	MUNICIPAL - 22.5%
940,000	City of Oak Forest IL, 0.36%, 7/1/24	940,000
430,000	County of Greenup KY, 0.40%, 12/1/18	430,000
725,000	County of Washington OH, 0.40%, 6/1/27	725,000
615,000	Hamilton Cnty Ohio Eco Dev., 0.36%, 4/1/20	615,000
670,000	Illinois Finance Authority, 0.45%, 9/1/17	670,000
1,750,000	Michigan Finance Authority - Healthcare Equipment Loan, 0.35%, 12/1/32	1,750,000
100,000	Michigan Strategic Fund - Cavaliere 9 Mile, LLC, 0.45%, 10/1/25	100,000
2,140,000	South Carolina Jobs-Economic Development Authority, 0.25%, 2/1/28	2,140,000
		7,370,000
	STORAGE/WAREHOUSING - 1.4%
444,000	Security Self Storage, Inc., 0.40%, 5/1/35	444,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 9,843,200)	9,843,200

See accompanying notes to financial statements.
Toews Hedged Large Cap Fund
Portfolio of Investments
April 30, 2012 (Continued)

	TOTAL INVESTMENTS - 30.1%
	(Cost - $9,843,200)(a)	$ 9,843,200
	OTHER ASSETS IN EXCESS OF LIABILITIES - 69.9%	22,904,219
	NET ASSETS - 100.0%	$ 32,747,419

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
37	NASDAQ 100 maturing June 2012	$ 92,870
67	S&P 500 maturing June 2012	43,888
	TOTAL FUTURES CONTRACTS	$ 136,758
	(Underlying Face Amount at Value $33,404,025)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
April 30, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 30.1% (b)
	BUILDING MATERIALS - 0.9%
450,000	Schulte Corp., 0.35%, 9/1/24	$ 450,000

	COMMERCIAL SERVICES- 0.9%
101,000	Allen Temple African Methodist Episcopal Church, 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
285,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	285,000
		451,200
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
475,000	AmeriPlex PRF LLC, 0.35%, 2/1/26	475,000
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
259,330	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	259,330
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
366,000	RDV Finance LLC, 0.35%, 3/1/40	366,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		1,407,930
	FOREST PRODUCTS & PAPER - 0.3%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 1.4%
505,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	505,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
122,000	Spartan Medical Facility LP, 0.40%, 12/1/26	122,000
		685,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.4%
202,000	O.E Meyer Co., 0.40%, 12/1/13	202,000

	MUNICIPAL - 21.3%
1,411,000	City of Bellevue OH, 0.40%, 8/1/33	1,411,000
1,880,000	City of Oak Forest IL, 0.36%, 7/1/24	1,880,000
360,000	County of Washington OH, 0.40%, 6/1/27	360,000
940,000	Genesee County Economic Development Corp., 0.40%, 4/1/30	940,000
430,000	Highland County OH Joint Township Hospital District, 0.36%, 8/1/24	430,000
648,000	Jackson County Economic Development Corp., 0.36%, 12/1/14	648,000
568,000	Michigan Strategic Fund, 0.36%, 5/1/43	568,000
1,101,000	Michigan Strategic Fund, 0.40%, 3/1/37	1,101,000
2,140,000	South Carolina Jobs-Economic Development Authority, 0.25%, 2/1/28	2,140,000
720,000	Will-Kankakee Regional Development Authority, 0.40%, 8/1/36	720,000
		10,198,000
	STORAGE/WAREHOUSING - 1.9%
888,000	Security Self- Storage, Inc. 0.40%, 5/1/35	888,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $14,430,130)	14,430,130

See accompanying notes to financial statements.
Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
April 30, 2012 (Continued)

	TOTAL INVESTMENTS - 30.1%
	(Cost - $14,430,130)(a)	$ 14,430,130
	OTHER ASSETS IN EXCESS OF LIABILITIES - 69.9%	33,568,863
	NET ASSETS - 100.0%	$ 47,998,993

Number of Contracts		Unrealized Appreciation/(Depreciation)
	FUTURES CONTRACTS
248	S&P Midcap 400 E-Mini maturing June 2012	$ 245,070
302	Russell Mini maturing June 2012	(363,920)
	TOTAL FUTURES CONTRACTS	$ (118,850)
	(Underlying Face Amount at Value $49,152,060)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2012

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 1,957,170	$ 10,330,434	$ 45,608,946	$ 9,202,170	$ 9,843,200	$ 14,430,130
Investments, at value	$ 1,957,170	$ 10,501,651	$ 47,050,666	$ 9,202,170	$ 9,843,200	$ 14,430,130
Cash	$ 5,381,678	$ 4,291,729	$ 427,533	$ 16,850,049	$ 14,566,957	$ 23,644,563
Receivable for securities sold	-	-	-	-	-	-
Deposit with broker	1,390,613	6,102,181	-	5,898,422	8,841,363	10,509,767
Variation margin receivable	-	3,631	-	2,974	136,758	-
Dividends and interest receivable	615	23,731	198,880	2,601	2,494	4,183
Receivable for fund shares sold	23	1,151	106,741	7,184	8,811	13,967
Prepaid expenses and other assets	6,070	8,113	4,094	23,189	4,077	3,980
Total Assets	8,736,169	20,932,187	47,787,914	31,986,589	33,403,660	48,606,590

LIABILITIES:
Accrued Advisory Fees	3,638	8,884	21,154	23,395	14,055	22,627
Variation margin payable	-	-	-	-	-	118,850
Payable for securities purchased	-	-	433,562	-	615,000	430,000
Payable for fund shares redeemed	-	1,325	29,070	12,466	12,414	13,377
Payable to Affiliates	7,729	11,441	6,376	6,408	5,434	6,566
Accrued expenses and other liabilities	18,051	23,656	16,103	18,403	9,338	16,177
Total Liabilities	29,418	45,306	506,265	60,672	656,241	607,597

Net Assets	$ 8,706,751	$ 20,886,881	$ 47,281,649	$ 31,925,917	$ 32,747,419	$ 47,998,993

NET ASSETS CONSIST OF:
Paid in capital	$ 16,807,497	$ 25,419,781	$ 46,318,365	$ 41,309,040	$ 34,392,999	$ 52,526,064
Undistributed net investment income (loss)	(43,649)	9,649	9,013	(127,177)	(124,428)	(186,581)
Accumulated net realized gain (loss) on
investments and futures contracts	(8,057,097)	(4,717,397)	(487,449)	(9,258,920)	(1,657,910)	(4,221,640)
Net unrealized appreciation on
investments and futures contracts	-	174,848	1,441,720	2,974	136,758	(118,850)
Net Assets	$ 8,706,751	$ 20,886,881	$ 47,281,649	$ 31,925,917	$ 32,747,419	$ 47,998,993

Shares of beneficial interest outstanding	1,216,249	2,456,098	4,460,608	4,134,601	3,315,770	5,043,191
Net Asset Value, offering price and
redemption price per share	$ 7.16	$ 8.50	$ 10.60	$ 7.72	$ 9.88	$ 9.52

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2012

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest income	$ 15,195	$ 21,198	$ 2,554	$ 20,926	$ 20,678	$ 23,954
Dividend income	-	345,612	2,168,135	-	-	-
Total Investment Income	15,195	366,810	2,170,689	20,926	20,678	23,954

Operating Expenses:
Investment Advisory Fees	225,872	285,525	397,255	322,100	296,109	429,095
Administration fees	21,621	33,875	42,545	34,024	32,227	44,361
Registration fees	26,082	30,082	28,081	28,082	28,081	28,082
Fund Accounting fees	17,371	24,999	27,635	23,545	21,803	30,378
Professional fees	19,181	23,729	18,584	20,342	17,275	20,874
Transfer Agent fees	9,383	16,080	23,277	15,522	14,431	19,956
Non 12b-1 Shareholder Servicing fees	16,868	22,000	29,467	15,973	23,462	36,473
Custody fees	10,028	10,028	10,028	10,028	10,028	10,028
Printing expenses	12,099	8,039	9,023	8,254	7,208	9,976
Compliance officer fees	4,392	5,404	6,369	6,396	4,198	7,534
Trustees' fees	4,351	5,363	5,361	4,855	4,157	5,993
Insurance expenses	1,436	1,775	1,773	1,605	1,371	1,983
Miscellaneous expenses	4,326	5,339	5,739	4,830	4,633	6,969
Total Operating Expenses	373,010	472,238	605,137	495,556	464,983	651,702
Less: Expenses waived and / or
reimbursed by Adviser	(103,652)	(115,912)	(108,112)	(93,037)	(94,822)	(115,559)
Net Operating Expenses	269,358	356,326	497,025	402,519	370,161	536,143

Net Investment Income (Loss)	(254,163)	10,484	1,673,664	(381,593)	(349,483)	(512,189)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	-	(116,921)	(719,714)	-	-	-
Futures Contracts	(5,766,712)	(3,434,915)	-	(7,704,140)	(1,037,410)	(3,328,480)
Distributions of Capital Gains from
Underlying Investment Companies	-	34,584	244,065	-	-	-
Net change in unrealized appreciation
(depreciation) on:
Investments	-	16,175	902,943	-	-	-
Futures Contracts	(2,290,385)	(1,194,194)	-	(1,551,806)	(483,742)	(1,012,010)
Net Realized and Unrealized
Gain (Loss) on Investments	(8,057,097)	(4,695,271)	427,294	(9,255,946)	(1,521,152)	(4,340,490)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (8,311,260)	$ (4,684,787)	$ 2,100,958	$ (9,637,539)	$ (1,870,635)	$ (4,852,679)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund

	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011 (a)	April 30, 2012	April 30, 2011 (b)
Operations:
Net investment income (loss)	$ (254,163)	$ 125,628	$ 10,484	$ 211,954	$ 1,673,664	$ 951,060
Net realized gain (loss) on investments
and futures contracts	(5,766,712)	(953,166)	(3,551,836)	1,348,684	(719,714)	504,231
Distributions of capital gains from underlying
investment companies	-	-	34,584	10,358	244,065	36,770
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	(2,290,385)	(227,563)	(1,178,019)	1,352,867	902,943	538,777
Net increase (decrease) in net assets
resulting from operations	(8,311,260)	(1,055,101)	(4,684,787)	2,923,863	2,100,958	2,030,838

Distributions to Shareholders:
From net realized gains	(1,330,864)	(4,153,398)	(2,559,712)	-	(511,011)	(13,925)
Net Investment Income	(125,709)	-	(36,351)	(175,913)	(1,663,904)	(979,672)
Total Dividends and Distributions
to Shareholders	(1,456,573)	(4,153,398)	(2,596,063)	(175,913)	(2,174,915)	(993,597)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	3,315,411	18,423,440	22,243,206	37,234,022	28,563,347	30,438,545
Reinvestment of dividends and distributions	1,402,522	3,765,703	2,120,633	174,870	2,030,152	939,098
Cost of shares redeemed	(25,002,867)	(47,498,599)	(34,578,046)	(1,774,904)	(12,963,558)	(2,689,219)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(20,284,934)	(25,309,456)	(10,214,207)	35,633,988	17,629,941	28,688,424

Total Increase (Decrease) in Net Assets	(30,052,767)	(30,517,955)	(17,495,057)	38,381,938	17,555,984	29,725,665

Net Assets:
Beginning of period	38,759,518	69,277,473	38,381,938	-	29,725,665	-
End of period*	$ 8,706,751	$ 38,759,518	$ 20,886,881	$ 38,381,938	$ 47,281,649	$ 29,725,665
* Includes undistributed net investment
income (loss) at end of period	$ (43,649)	$ 125,628	$ 9,649	$ 36,041	$ 9,013	$ -

Share Activity:
Shares Sold	339,255	1,524,541	2,285,724	3,694,260	2,726,845	2,947,459
Shares Reinvested	203,855	307,404	267,756	16,782	194,530	89,577
Shares Redeemed	(2,532,577)	(4,015,897)	(3,638,704)	(169,720)	(1,240,939)	(256,863)
Net increase (decrease) in shares of
beneficial interest outstanding	(1,989,467)	(2,183,952)	(1,085,224)	3,541,322	1,680,436	2,780,173

(a)	The Toews Hedged Growth Allocation Fund commenced operations on August 2, 2010.
(b)	The Toews Hedged High Yield Bond Fund commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International		Toews Hedged Large Cap		Toews Hedged Small & Mid Cap
	Developed Markets Fund		Fund		Fund

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	April 30, 2012	April 30, 2011 (a)	April 30, 2012	April 30, 2011 (a)	April 30, 2012	April 30, 2011 (a)
Operations:
Net investment income (loss)	$ (381,593)	$ (2,350)	$ (349,483)	$ (131,367)	$ (512,189)	$ (183,879)
Net realized gain (loss) on investments
and futures contracts	(7,704,140)	(388,428)	(1,037,410)	1,277,385	(3,328,480)	2,736,702
Net change in unrealized appreciation		-		-		-
(depreciation) on investments
and futures contracts	(1,551,806)	1,554,780	(483,742)	620,500	(1,012,010)	893,160
Net increase (decrease) in net assets
resulting from operations	(9,637,539)	1,164,002	(1,870,635)	1,766,518	(4,852,679)	3,445,983

Distributions to Shareholders:
From net realized gains	(1,057,533)	(32,716)	(1,222,501)	(544,684)	(2,832,977)	(614,108)
Net Investment Income	-	(74,798)	-	-	-	-
Total Dividends and Distributions
to Shareholders	(1,057,533)	(107,514)	(1,222,501)	(544,684)	(2,832,977)	(614,108)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	26,971,299	26,923,537	22,121,365	24,339,910	33,788,103	33,740,621
Reinvestment of dividends and distributions	1,052,211	102,926	1,212,687	543,076	2,824,867	596,376
Cost of shares redeemed	(11,720,766)	(1,764,706)	(11,491,299)	(2,107,018)	(15,837,485)	(2,259,708)
Net increase (decrease) in net assets from
share transactions of beneficial interest	16,302,744	25,261,757	11,842,753	22,775,968	20,775,485	32,077,289

Total Increase (Decrease) in Net Assets	5,607,672	26,318,245	8,749,617	23,997,802	13,089,829	34,909,164

Net Assets:
Beginning of period	26,318,245	-	23,997,802	-	34,909,164	-
End of period*	$ 31,925,917	$ 26,318,245	$ 32,747,419	$ 23,997,802	$ 47,998,993	$ 34,909,164
* Includes undistributed net investment
income (loss) at end of period	$ (127,177)	$ -	$ (124,428)	$ -	$ (186,581)	$ -

Share Activity:
Shares Sold	2,901,212	2,601,290	2,228,555	2,301,865	3,386,911	3,130,857
Shares Reinvested	136,828	9,878	138,435	50,238	327,711	52,683
Shares Redeemed	(1,344,776)	(169,832)	(1,201,685)	(201,638)	(1,645,826)	(209,145)
Net increase (decrease) in shares of
beneficial interest outstanding	1,693,264	2,441,336	1,165,305	2,150,465	2,068,796	2,974,395

(a)	The Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund
commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Period
	ended	ended	ended
	April 30, 2012	April 30, 2011	April 30, 2010*

Net asset value, beginning of period	$ 12.09	$ 12.85	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.13)	0.02	(0.01)
Net realized and unrealized gain on investments	(3.74)	0.05	2.92
Total from investment operations	(3.87)	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	(0.09)	-	(0.06)
From net realized gains on investments	(0.97)	(0.83)	-
Total distributions	(1.06)	(0.83)	(0.06)

Net asset value, end of period	$ 7.16	$ 12.09	$ 12.85

Total return (b)	(31.65)%	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,707	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.06%	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.41)%	0.20%	(0.07)%	(d)
Net investment income (loss), before reimbursement (c) (e)	(1.98)%	(0.06)%	(0.35)%	(d)
Portfolio turnover rate	107%	419%	206%

*The Fund commenced operations on May 15, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	ended
	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 10.84	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.00	0.10
Net realized and unrealized gain on investments	(1.45)	0.81
Total from investment operations	(1.45)	0.91

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.07)
From net realized gains on investments	(0.88)	-
Total distributions	(0.89)	(0.07)

Net asset value, end of period	$ 8.50	$ 10.84

Total return (b)	(12.75)%	9.17%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,887	$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.65%	1.62%	(c)
Net investment income (loss), net of reimbursement (e)	(0.04)%	1.32%	(c)
Net investment income (loss), before reimbursement (e)	(0.37)%	0.95%	(c)
Portfolio turnover rate	388%	246%	(f)

* The Fund commenced operations on August 2, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	ended
	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 10.69	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.44	0.56
Net realized and unrealized gain on investments	0.01	0.68
Total from investment operations	0.45	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.54)
From net realized gains on investments	(0.13)	(0.01)
Total distributions	(0.54)	(0.55)

Net asset value, end of period	$ 10.60	$ 10.69

Total return (b)	4.41%	12.61%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 47,282	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.52%	1.75%	(c)
Net investment income, net of reimbursement (e)	4.21%	6.02%	(c)
Net investment income, before reimbursement (e)	3.94%	5.52%	(c)
Portfolio turnover rate	422%	178%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	ended
	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 10.78	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.10)	0.00	**
Net realized and unrealized gain on investments	(2.69)	0.87
Total from investment operations	(2.79)	0.87

LESS DISTRIBUTIONS:
From net investment income	-	(0.06)
From net realized gains on investments	(0.27)	(0.03)
Total distributions	(0.27)	(0.09)

Net asset value, end of period	$ 7.72	$ 10.78

Total return (b)	(25.88)%	8.67%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 31,926	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.54%	1.84%	(c)
Net investment loss, net of reimbursement (e)	(1.18)%	(0.02)%	(c)
Net investment loss, before reimbursement(e)	(1.47)%	(0.61)%	(c)
Portfolio turnover rate	44%	529%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

**Per share amount respresents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	ended
	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 11.16	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.12)	(0.11)
Net realized and unrealized gain on investments	(0.78)	1.72
Total from investment operations	(0.90)	1.61

LESS DISTRIBUTIONS:
From net investment income	-	-
From net realized gains on investments	(0.38)	(0.45)
Total distributions	(0.38)	(0.45)

Net asset value, end of period	$ 9.88	$ 11.16

Total return (b)	(7.67)%	16.21%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 32,747	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.57%	1.85%	(c)
Net investment loss, net of reimbursement (e)	(1.18)%	(1.15)%	(c)
Net investment loss, before reimbursement (e)	(1.50)%	(1.76)%	(c)
Portfolio turnover rate	51%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	ended
	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 11.74	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.12)	(0.11)
Net realized and unrealized gain on investments	(1.50)	2.22
Total from investment operations	(1.62)	2.11

LESS DISTRIBUTIONS:
From net investment income	-	-
From net realized gains on investments	(0.60)	(0.37)
Total distributions	(0.60)	(0.37)

Net asset value, end of period	$ 9.52	$ 11.74

Total return (b)	(13.30)%	21.26%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 47,999	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.52%	1.71%	(c)
Net investment loss, net of reimbursement (e)	(1.19)%	(1.16)%	(c)
Net investment loss, before reimbursement (e)	(1.46)%	(1.62)%	(c)
Portfolio turnover rate	65%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements

April 30, 2012

NOTE 1. ORGANIZATION

The Toews Funds (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Funds are the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large Cap Fund (the “Large Cap Fund”) and Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large Cap Fund

Growth

Small & Mid Cap Fund

Growth

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation - The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Funds’ assets and liabilities measured at fair value:

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,957,170	$ -	$ 1,957,170

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 89,303	$ -	$ -	$ 89,303
Mutual Funds*	$ 4,637,918			4,637,918
Variable Rate Bonds & Notes*	-	5,774,430	-	5,774,430
Futures Contracts	3,631	-	-	3,631
Total	$ 4,730,852	$ 5,774,430	$ -	$ 10,505,282

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 43,633,811	$ -	$ -	$ 43,633,811
Exchange Traded Funds*	3,416,855	-	-	3,416,855
Total	$ 47,050,666	$ -	$ -	$ 47,050,666

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 9,202,170	$ -	$ 9,202,170
Futures Contracts	2,974	-	-	2,974
Total	$ 2,974	$ 9,202,170	$ -	$ 9,205,144

Large Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 9,843,200	$ -	$ 9,843,200
Futures Contracts	136,758	-	-	136,758
Total	$ 136,758	$ 9,843,200	$ -	$ 9,979,958

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 14,430,130	$ -	$ 14,430,130
Liabilities
Futures Contracts	$ 118,850	$ -	$ -	$ 118,850

*Please refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

New Accounting Pronouncement – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2010-2011) for Emerging Markets Fund and (2011) for Growth Allocation Fund, High Yield Bond Fund, International Developed Markets Fund, Large Cap Fund and Small & Mid Cap Fund, or expected to be taken in the Funds 2012 tax returns.  The Funds identify its major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

As of April 30, 2012, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized	Statements of Operations Realized Gain (Loss)
Emerging Markets Fund	$ -	$(2,290,385)	$(5,766,712)
Growth Allocation Fund	3,631	(1,194,194)	(3,434,915)
International Developed Markets Fund	2,974	(1,551,806)	(7,704,140)
Large Cap Fund	136,758	(483,742)	(1,037,410)
Small & Mid Cap Fund	(118,850)	(1,012,010)	(3,328,480)

Such figures can be found on the Statement of Assets & Liabilities and Statements of Operations.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Funds and calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2012, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds do not exceed 1.25% of average daily net assets.  For the year ended April 30, 2012, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

      $103,652

Growth Allocation Fund

        115,912

High Yield Bond Fund

        108,112

International Developed Markets Fund

          93,037

Large Cap Fund

          94,822

Small & Mid Cap Fund

        115,559

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

April 2013

April 2014

April 2015

  Total

Emerging Markets Fund

 $114,933

$162,085

  $103,652             $380,670

Growth Allocation Fund

    -

    61,968

    115,912               177,880

High Yield Bond Fund

                 -

    78,864

    108,112

 186,976

International Developed Markets Fund

   -               69,514

      93,037

 162,551

Large Cap Fund

                -

    68,982

      94,822

 163,804

Small & Mid Cap Fund

                -

    73,058

    115,559

 188,617

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the six months ended October 31, 2011, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees –  Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for year ended April 30, 2012, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$    5,463,050

$      3,505,880

Growth Allocation Fund

    36,040,678

      34,242,529

High Yield Bond Fund

  135,504,088

    118,354,435

International Developed Markets Fund

    11,183,050

        1,980,880

Large Cap Fund

    12,329,050

        2,485,850

Small & Mid Cap Fund

    18,006,150

        3,576,020

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 4,147,897	$ 5,501	$ 4,153,398
Growth Allocation Fund	175,913	-	175,913
High Yield Bond Fund	993,597	-	993,597
International Developed Markets Fund	101,099	6,415	107,514
Large Cap Fund	182,171	362,513	544,684
Small & Mid Cap Fund	196,607	417,501	614,108

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 4,147,897	$ 5,501	$ 4,153,398
Growth Allocation Fund	175,913	-	175,913
High Yield Bond Fund	993,597	-	993,597
International Developed Markets Fund	101,099	6,415	107,514
Large Cap Fund	182,171	362,513	544,684
Small & Mid Cap Fund	196,607	417,501	614,108

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Accumulated	Unrealized	Total
	Ordinary	Long-Term	& Late Year	Capital &	Appreciation/	Accumulated
	Income	Capital Gains	Losses	Other (Losses)	(Depreciation)	Earnings/(Deficits)
Emerging Markets Fund	$ -	$ -	$ (1,633,072)	$ (6,467,674)	$ -	$ (8,100,746)
Growth Allocation Fund	9,649	-	(743,210)	(3,966,818)	167,479	(4,532,900)
High Yield Bond Fund	9,013	-	-	(463,722)	1,417,993	963,284
International Developed Markets Fund	-	-	(4,492,837)	(4,890,286)	-	(9,383,123)
Large Cap Fund	-	-	(124,428)	(1,521,152)	-	(1,645,580)
Small & Mid Cap Fund	-	-	(186,581)	(4,340,490)	-	(4,527,071)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Post-October
Losses
Emerging Markets Fund	$ 1,589,423
Growth Allocation Fund	743,210
High Yield Bond Fund	-
International Developed Markets Fund	4,365,660
Large Cap Fund	-
Small & Mid Cap Fund	-

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Emerging Markets Fund	$ 43,649
Growth Allocation Fund	-
High Yield Bond Fund	-
International Developed Markets Fund	127,177
Large Cap Fund	124,428
Small & Mid Cap Fund	186,581

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  The Act provides several benefits, including unlimited carryover on future capital losses.  At April 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

	Capital Loss Carryforwards
	Short-term	Long-term	Total
Emerging Markets Fund	$ 2,587,070	3,880,604	6,467,674
Growth Allocation Fund	1,660,519	2,306,299	3,966,818
High Yield Bond Fund	463,722	-	463,722
International Developed Markets Fund	1,956,114	2,934,172	4,890,286
Large Cap Fund	608,461	912,691	1,521,152
Small & Mid Cap Fund	1,736,132	2,604,358	4,340,490

Permanent book and tax differences, primarily attributable to net operating losses, return of capital distributions and reclass of ordinary income distributions, resulted in reclassification for the tax year ended April 30, 2012 for the funds as follows:

		Undistributed Net	Accumulated Net Realized
	Paid in	Investment	Gain (Loss) on Investments
	Capital	Income (Loss)	and Futures Contracts
Emerging Markets Fund	$ (210,830)	$ 210,595	$ 235
Growth Allocation Fund	-	(525)	525
High Yield Bond Fund	-	(747)	747
International Developed Markets Fund	(255,461)	254,416	1,045
Large Cap Fund	(225,722)	225,055	667
Small & Mid Cap Fund	(326,710)	325,608	1,102

NOTE 6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Toews High Yield Fund (the “Fund”) currently seeks to achieve its investment objective by investing a portion of assets in the PIMCO High Yield Fund, a registered open-end fund incorporated in the USA, which currently seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund may redeem its investment from the PIMCO High Yield Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the PIMCO High Yield Fund.  The financial statements of the PIMCO High Yield Fund, including the portfolio of investments, can be found at PIMCO’s website www.pimco.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2012, the percentage of the Fund’s net assets invested in the PIMCO High Yield Fund was 31.7%.

NOTE 7.  PROXY VOTE (Unaudited)

At a Special Meeting of Shareholders of the Toews Hedged Emerging Markets Fund (the “Fund”), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Thursday, December 8, 2011, shareholders of record at the close of business on September 21, 2011 voted to approve the following proposals:

Proposal 1: To approve a new management agreement between the Northern Lights Fund Trust and Toews Corporation, the investment adviser to the Fund:

Shares Voted

Shares Voted Against

 In Favor

or Abstentions

933,342

112,192

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2012

Proposal 2: To approve payment of certain accrued advisory fees to Toews Corporation for its service to the Fund from May 14, 2011 until the new Management Agreement is approved by shareholders:

Shares Voted

Shares Voted Against

 In Favor

or Abstentions

910,691

134,841

NOTE 8.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and Shareholders of:

Toews Funds

We have audited the accompanying statements of assets and liabilities of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund, each a series of Northern Lights Fund Trust (the “Trust”), including the portfolios of investments, as of April 30, 2012, with respect to the Toews Hedged Emerging Markets Fund, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period May 15, 2009 (commencement of operations) through April 30, 2010, with respect to Toews Hedged Growth Allocation Fund the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period August 2, 2010 (commencement of operations) to April 30, 2011, with respect to the Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period June 4, 2010 (commencement of operations) to April 30, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund as of April 30, 2012, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2012

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on November 1, 2011 and held until April 30, 2012.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period*	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged Emerging Markets Fund	$1,000.00	$877.20	$ 7.00	$1,000.00	$1,017.40	$ 7.52	1.50%
Hedged Growth Allocation Fund	$1,000.00	$985.20	$ 6.17	$1,000.00	$1,018.65	$ 6.27	1.25%
Hedged High Yield Bond Fund	$1,000.00	$1,040.60	$ 6.34	$1,000.00	$1,018.65	$ 6.27	1.25%
Hedged International Developed Markets Fund	$1,000.00	$873.30	$ 5.82	$1,000.00	$1,018.65	$ 6.27	1.25%
Hedged Large Cap Fund	$1,000.00	$1,048.20	$ 6.37	$1,000.00	$1,018.65	$ 6.27	1.25%
Hedged Small & Mid Cap Fund	$1,000.00	$1,017.80	$ 6.27	$1,000.00	$1,018.65	$ 6.27	1.25%

*Expenses Paid During  are equal to the Funds’ annualized expense ratios of 1.50% and 1.25% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period ending April 30, 2012).

Toews Funds

Supplemental Information

April 30, 2012 (Unaudited)

Renewal of Advisory Agreement – Toews Funds

At a meeting of the Board of Trustees on August 18, 2011, the Board, including the Independent Trustees, deliberated whether to approve a new Management Agreement (“New Management Agreement”) with the Toews Corporation (the “Adviser”) for the Toews Hedged Emerging Markets Fund and to renew the existing Management Agreement (“Existing Management Agreement”) for the other Toews Funds, except for the Toews Hedged Commodities Fund (which had not yet commenced operations).  In determining to approve the New Management Agreement and renew the Existing Management Agreements, the Trustees considered written materials provided by the Adviser and the Trust’s administrator (the “Report”) that had been provided to the Board prior to the meeting.  These materials included information on: (a) the investment performance of the Adviser; (b) the Adviser’s distribution plans for Fund shares; and (c) the Adviser’s compliance policies, staff and practices with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser, including information on the overall organization of the Adviser and investment management staffing.  The Trustees also spoke via telephone with a representative of the Adviser to discuss the Funds’ performance.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations and the experience of its Fund management personnel.  The Trustees noted that the services provided by the Adviser under the New Management Agreement would be identical to those provided under the initial Management Agreement and those provided under the Existing Management Agreement for the other Toews Funds.  The Board then reviewed financial information regarding the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the Adviser’s past performance as investment adviser to the Funds, as well as the performance of the Adviser’s separately managed accounts and other factors relating to their track records. The Board noted that for the one-year period ended August 10, 2011, the Funds had each underperformed their respective   benchmark and the median performance for funds in their respective peer group.  The Board noted that the Adviser had selected the funds in the peer groups by evaluating funds that employ alternative strategies, tactical trading or dynamic hedging. The Board noted that the adviser believes that the peer funds have similar challenges as the Fund in terms of liquidity and investment-related expenses.

After discussing the Funds’ performance, the Board noted that the Adviser’s investment decisions are based on a proprietary, back-tested, mathematical model developed by the Adviser, which the Adviser believes will, in the longer-term, outperform the benchmark and more effectively manage risk.  The Board further noted that the Funds’ performance reflected only the short period during which the Funds have operated. The Board concluded that the Adviser has the potential to deliver favorable performance and noted that they would continue to monitor each Fund’s performance.

Fees and Expenses.  The Board noted that the Adviser proposed charging a 1.25% annual management fee based on the average net assets of the Toews Hedged Emerging Markets Fund, which is the same fee that was charged under the initial Management Agreement, and charges 1.00% for each of the other Toews Funds. With respect to the Toews Hedged Emerging Markets Fund, the Board noted that the Fund’s management fee and expense ratio were above the respective averages for the peer group of funds, but lower than or in line with certain funds in the peer group.  With respect to the Toews Hedged Small & Mid-Cap Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund and Toews Hedged Large-Cap Fund, the Board noted that the Funds’ management fee was above the respective average for each Fund’s peer group, but the Funds’ expense ratios were below the respective average for each Fund’s peer group.

Toews Funds

Supplemental Information (Continued)

April 30, 2012 (Unaudited)

 The Trustees concluded that each Fund’s management fee and expense ratio was reasonable in light of the services each Fund expects to receive or currently receives from the Adviser, the Adviser’s investment in its proprietary models, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any economies of scale.  It was noted that because of each Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the estimated profits realized, or to be realized, by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that because the Adviser’s expenses for developing its investment models had already been incurred, the Adviser’s profitability from servicing the Funds would quickly increase as the Funds grew, which seemed appropriate in light of those early development costs. The Trustees concluded that because of the Funds’ current asset levels, the Adviser’s level of profitability from its relationship with each Fund would not be excessive.  However, they noted that they would consider whether breakpoints in the management fees were needed to ensure the Adviser’s profitability did not become excessive when they next consider whether to renew the Management Agreements.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement and the Existing Management Agreement for the other Toews Funds, except for the Toews Hedged Commodities Fund, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that approval of the proposed New Management Agreement is in the best interests of the Toews Hedged Emerging Markets Fund and its shareholders and that the renewal of the Management Agreement for the other Toews Funds, except for the Toews Hedged Commodities Fund, is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval and approved the renewal of the Management Agreement for the other Toews Funds.

SUBSEQUENT EVENTS NOTE

At a Special Meeting of Shareholders of the Toews Hedged Emerging Markets Fund (the “Fund”), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Friday, December 9, 2011, shareholders of record at the close of business on September 21, 2011 voted to approve the following proposals:

Proposal 1: To approve a new investment management agreement between the Northern Lights Fund Trust and Toews Corporation:

           Shares Voted

              Shares Voted Against

 In Favor

 or Abstentions

 933,342

       112,192

Proposal 2: To approve payment of certain accrued advisory fees to Toews Corporation for its services to the Fund from May 14, 2011 until the new Management Agreement is approved by shareholders:

           Shares Voted

             Shares Voted Against

 In Favor

  or Abstentions

  910,691

                       134,841

Toews Funds

Supplemental Information (Continued)

April 30, 2012 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Year of Birth) Address Position held with the Funds* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Anthony J. Hertl (1950) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May, 2010), Greenwich Advisors Trust (2007-February 2011), and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)	97
Gary W. Lanzen (1954) Trustee since 2005 Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); ; Northern Lights Variable Trust (since 2006)	97
Mark H. Taylor (1964) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); ; Northern Lights Variable Trust (since 2007)	98
John V. Palancia (1954) Trustee since 2011 Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011). Other Directorships: Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)	98
Interested Trustees and Officers
Michael Miola*** (1952) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)	97

Interested Trustees and Officers (Continued)
Name (Year of Birth) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Andrew Rogers (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004-2011).

Other Directorships: N/A

N/A

Kevin E. Wolf (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012) and Vice-President, GemCom, LLC (since 2004)

Other Directorships: N/A

N/A

James P. Ash (1976)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

Other Directorships: N/A

N/A

Lynn Bowley (1958)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

   ** The term “Fund Complex” refers to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

  *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

TOEWS FUNDS

Adviser	Toews Corporation Cornerstone Commerce Center 1201 New Road, Suite 111 Linwood, NJ 08221
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine, LLC 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

Toews Funds • 4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-877-558-6397

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $80,400

2011 - $26,800

(b)

Audit-Related Fees

2012 – None

2011 – None

(c)

Tax Fees

2012 – $18,600

2011 – $5,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $18,600

2011 - $5,200

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/9/12